Intangible assets, net (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Finite Lived Intangible Assets [Line Items]
Less: Accumulated amortization	$ (22,588)	$ (19,910)
Exchange differences	(73)	(117)
Intangible assets, net	55,175	4,418
Computer software
Finite Lived Intangible Assets [Line Items]
Cost	22,719	22,615
Developed technologies
Finite Lived Intangible Assets [Line Items]
Cost	117	117
Customer relationship
Finite Lived Intangible Assets [Line Items]
Cost	1,103	1,103
Contract backlog
Finite Lived Intangible Assets [Line Items]
Cost	610	$ 610
Advertising contract
Finite Lived Intangible Assets [Line Items]
Cost	$ 53,287